Expense Example - FidelityEquity-IncomeFund-RetailPRO - FidelityEquity-IncomeFund-RetailPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677